CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Gain (Loss) [Member]	Accumulated Deficit [Member]
Balance at Mar. 31, 2017	$ 253
Net loss	(1,099)
Unrealized gain on short-term investments	0
Balance at Jun. 30, 2017	(826)
Net loss	(3,177)
Balance at Sep. 30, 2017	(1,999)
Net loss	(5,280)
Balance at Dec. 31, 2017	33,794	$ 212	$ 56,674	$ (3)	$ (23,089)
Balance (in shares) at Dec. 31, 2017		10,699
Net loss	(6,571)
Balance at Mar. 31, 2018	27,543
Balance at Dec. 31, 2017	33,794	$ 212	56,674	(3)	(23,089)
Balance (in shares) at Dec. 31, 2017		10,699
Net loss	(16,521)	$ 0	0	0	(16,521)
Unrealized gain on short-term investments	5	0	0	5	0
Share-based compensation	166	0	166	0	0
Shares issued in conjunction with share option exercise	351	$ 2	349	0	0
Shares issued in conjunction with share option exercise (in shares)		84
Balance at Jun. 30, 2018	17,795	$ 214	57,189	2	(39,610)
Balance (in shares) at Jun. 30, 2018		10,783
Balance at Mar. 31, 2018	27,543
Net loss	(9,950)
Unrealized gain on short-term investments	7
Balance at Jun. 30, 2018	$ 17,795	$ 214	$ 57,189	$ 2	$ (39,610)
Balance (in shares) at Jun. 30, 2018		10,783